Remuneration System for the Management Board and Employees of the Group - Morphosys US Inc. - 2019 Long Term Incentive Program - Additional Information (Detail)		7 Months Ended	12 Months Ended
	Apr. 01, 2019	Oct. 20, 2020 shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares allocated percentage			100.00%
Share based payment expense			€ 8,955,000	€ 6,654,000	€ 5,585,000
2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares allocated percentage			100.00%
Share based payment expense			€ 38,888	1,076,158
Performance Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			0
Performance Share [Member] | 2019 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares		3,349
Number of performance shares allocated percentage	100.00%
Fair value of the performance shares			€ 93.82
Share based payment expense			€ 682,162	€ 1,294,974